Schedule of Investments
June 30, 2023 (unaudited)
Forester Value Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 78.02%

Communications - 1.58%
Verizon Communications, Inc.			1,640		60,992

Consumer Discretionary - 1.50%
Ebay, Inc.			1,293		57,784

Consumer Staples - 14.09%
Altria Group, Inc.			2,080		94,224
Conagra Brands, Inc.			2,970		100,149
General Mills, Inc.			1,550		118,885
JM Smucker Co.			830		122,566
The Kroger Co.			2,230		104,810

					540,634

Energy - 9.76%
Chevron Corp.			800		125,880
Exxon Mobil Corp.			1,140		122,265
Pioneer Natural Resources Co.			610		126,380

					374,525

Financials - 10.07%
Allstate Corp.			480		52,339
Aon Plc. (United Kingdom)			350		120,820
Chubb Ltd. (Switzerland)			300		57,768
Travelers Cos., Inc.			610		105,933
US Bancorp, Inc.			1,500		49,560

					386,420

Health Care - 19.33%
Amgen, Inc.			410		91,028
Bristol Myers Squibb Co.			1,790		114,471
Cardinal Health, Inc.			1,000		94,570
Cigna Corp.			320		89,792
CVS Health Corp.			1,210		83,647
Johnson & Johnson			820		135,726
Teva Pharmaceutical Industries Ltd. ADR (2)			6,100		45,933
UnitedHealth Group, Inc.			180		86,515

					741,682

Industrials - 4.04%
3M Co.			370		37,033
Quanta Services, Inc.			600		117,870

					154,903

Information Technology - 5.62%
International Business Machines Corp.			900		120,429
Oracle Corp.			800		95,272

					215,701

Materials - 3.61%
Agnico Eagle Mines, Ltd. (Canada)			1,130		56,477
Alamos Gold, Inc.			6,870		81,891

					138,368

Utilities - 8.42%
Dominion Energy, Inc.			1,900		98,401
Exelon Corp.			3,010		122,627
First Energy Corp.			2,630		102,255

					323,283

Total Common Stock			(Cost $ 1,860,240)		2,994,292

U.S. Government Obligations - 12.89%

U.S. Government Treasury Bill, 0.00%, 09/14/2023			500,000		494,768

Total U.S. Government Obligations			(Cost $ 495,125)		494,768

Money Market Registered Investment Companies - 8.69%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class - 4.94% (4)			333,490		333,490

Total Money Market Registered Investment Companies			(Cost $ 333,490)		333,490

Total Investments - 99.91%			(Cost $ 1,860,240)		3,834,400

Liabilities in Excess of Other Assets - .09%					3,403

Total Net Assets - 100.00%					3,837,803

Options

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Put Options
S&P 500 Index, August 18, 2023, Put @ $4,000.00	15	8/18/2023	6,000,000		11,850

Total Options	15		(Cost $ 45,545)		11,850

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$3,834,400	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$3,834,400		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at June 30, 2023
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2023.